Cover	Jan. 05, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2026
Entity File Number	001-42152
Entity Registrant Name	Eureka Acquisition Corp
Entity Central Index Key	0002000410
Entity Incorporation, State or Country Code	E9
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one Class A ordinary share, $0.0001 par value, and one Right to acquire one-fifth of one Class A ordinary share
Title of 12(b) Security	Units, consisting of one Class A ordinary share, $0.0001 par value, and one Right to acquire one-fifth of one Class A ordinary share
Trading Symbol	EURKU
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EURK
Rights, each whole right to acquire one-fifth of one Class A ordinary share
Title of 12(b) Security	Rights, each whole right to acquire one-fifth of one Class A ordinary share
Trading Symbol	EURKR